N-2	Nov. 16, 2022
Cover [Abstract]
Entity Central Index Key	0001725295
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	ECOFIN TAX-ADVANTAGED SOCIAL IMPACT FUND, INC.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective Change
The Fund’s
non-fundamental
investment objective related to its name adopted in accordance with Rule
35d-1
under the Investment Company Act of 1940, as amended, which may be changed by the Fund’s Board of Directors without the approval of the holders of a majority of the outstanding Common Shares or preferred stock, if any, is as follows:
The Fund’s investment objective is to seek to generate attractive total return with an emphasis on tax-advantaged
income.
“Tax-advantaged”
income is income that by statute or structuring of a security is in part, or in whole, tax-reduced,
tax-deferred
or
tax-free
with respect to federal, state or municipal taxes. There can be no assurance that the Fund will achieve its investment objective.
Effective January 16, 2023, the Fund is removing the aforementioned non-fundamental
investment objective and all other references in the Prospectus and SAI to the aforementioned non-fundamental
investment objective and the related definition. In addition, the Fund is adopting a fundamental investment objective.
Accordingly, effective January 16, 2023, the following paragraph replaces the whole text following or under the heading “Investment Objective” on cover page, page 1, and page 34 of the Fund’s Prospectus, and the second full paragraph on page 5 of the Fund’s SAI:
The Fund’s investment objective is to seek to generate attractive total return with an emphasis on tax-exempt
income. To meet its investment objective, the Fund has adopted a fundamental policy to invest, under normal circumstances or as otherwise permitted by applicable rules under the 1940 Act, its assets so that at least 80% of the income that it distributes will be exempt, as applicable, from federal income tax or from both federal and state income tax. There can be no assurance that the Fund will achieve its investment objective.